DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3     DISCONTINUED OPERATIONS

DayOne Data Centers Limited was incorporated in the Cayman Islands on May 18, 2022 and is principally engaged in providing colocation outside PRC and serves customers who primarily are cloud service providers and large internet companies. Upon the closing of DayOne’s Series B Preferred Shares issuance on December 31, 2024, GDS Holdings’s equity interest in DayOne was diluted to 35.6% which resulted in GDS Holding’s lost of control over DayOne. Accordingly, the Company deconsolidated DayOne and its subsidiaries (the “Deconsolidation”) on December 31, 2024 and started to recognize DayOne as an equity method investee.

Before the Deconsolidation, substantially all of the Company’s business outside PRC, mainly including Malaysia, Indonesia, Hong Kong and Singapore, representing a major geographic area of the Company, was run by DayOne. The Deconsolidation of DayOne is a strategic shift for the Company to dispose its business outside PRC and has a major effect on the Company’s operations. As a result, DayOne’s operations that were deconsolidated qualify for reporting as discontinued operations.

Prior to the Deconsolidation, several intra-group arrangements existed between continuing and discontinued operations, which were eliminated as intercompany transactions and were not separately reflected in the Company’s previously issued financial statements. Such intercompany transactions mainly included sales commission, procurement services, license grant, guarantees and management support services. Sales commission, procurement service fees and license fees are reinstated according to ASC 606 and included in net revenue in the consolidated statements of operations for all the years presented since they are expected to continue after Deconsolidation and become part of the Company’s recurring revenue-generating activities. The Company reinstated net revenue of nil, RMB1,684 and RMB34,404 for these services for the years ended December 31, 2022, 2023 and 2024, respectively. Guarantee fees and management support service fees are reinstated according to ASC 610-20 and included in others, net in the consolidated statements of operations for all the years presented since they are related to transition services which are not within core business of the continuing operations. The Company reinstated other income of RMB60,964, RMB85,292 and RMB59,017 for these services for the years ended December 31, 2022, 2023 and 2024, respectively.

By reference to the elimination of unrealized profit in Company’s share of the income and losses of the investees in the equity method investment, the elimination of unrealized profit for above-mentioned fees capitalized by DayOne in its property and equipment is included in the financial results of discontinued operations, which amounted to nil, RMB7,476 and RMB25,450, respectively, for the years ended December 31, 2022, 2023 and 2024.

The financial results of DayOne presented in discontinued operations reflect the results of DayOne until the Deconsolidation, adjusted for the transactions discussed above. The following table presents the financial results of discontinued operations:

	Years ended December 31,
	2022	2023	2024

Net revenue	57,530	175,737	1,262,063
Cost of revenue	(62,607)	(194,570)	(859,254)
Operating expenses	(159,472)	(233,249)	(400,336)
(Loss) income from operations	(164,549)	(252,082)	2,473
Net interest expenses	(9,503)	(107,286)	(280,652)
Other income (expenses)	12,487	792	(65,493)
Loss from operations of discontinued operations before income taxes	(161,565)	(358,576)	(343,672)
Income tax expenses	—	(800)	(57,124)
Loss from operations of discontinued operations, net of income taxes	(161,565)	(359,376)	(400,796)
Gain on deconsolidation of subsidiaries, net of nil income taxes	—	—	4,475,539
(Loss) income from discontinued operations, net of income taxes	(161,565)	(359,376)	4,074,743

The assets, liabilities related to DayOne and presented as assets and liabilities of discontinued operations in the consolidated balance sheets are as follows:

		As of December
	Note	31, 2023
Cash		355,902
Accounts receivable, net of allowance for credit losses		52,854
Other current assets		28,811
Total current assets		437,567

Property and equipment, net		7,401,071
Goodwill	(a)	1,190,126
Other non-current assets		319,797
Total non-current assets		8,910,994
Total assets		9,348,561

Short-term borrowings and current portion of long-term borrowings		251,603
Other current liabilities	(b)	775,710
Total current liabilities		1,027,313

Long-term borrowings, excluding current portion		3,618,201
Other non-current liabilities		51,928
Total non-current liabilities		3,670,129
Total liabilities		4,697,442
Note (a)

Representing the goodwill assigned to discontinued operations as a result of the Company’s reorganization of its reporting structure in 2024. Comparative balance was also retrospectively adjusted to provide a consistent basis of comparison.

Note (b)	Excluding amount due to continuing operations of RMB1,299,930.